UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                 TITLE OF  CUSIP        VALUE   SHARES  SH/ PUT/  INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CLASS                (x$1000)  PRN  AMTPRN CALL  DSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
ARENA PHARMACEUTICALS INC        COM       040047102     173     14,420    SH      SOLE      N/A      14,420
ATHEROGENICS INC                 COM       047439104   2,123    161,184    SH      SOLE      N/A     161,184
AVANIR PHARMACEUTICALS           CL A NEW  05348P401     276     39,839    SH      SOLE      N/A      39,839
CEPHALON INC                     COM       156708109     850     13,760    SH      SOLE      N/A      13,760
COLEY PHARMACEUTICAL GROUP       COM       19388P106   2,512    219,967    SH      SOLE      N/A     219,967
DENDREON CORP                    COM       24823Q107     748    167,367    SH      SOLE      N/A     167,367
EMISPHERE TECHNOLOGIES INC       COM       291345106   2,421    286,511    SH      SOLE      N/A     286,511
IMCLONE SYSTEMS INC              COM       45245W109     397     14,021    SH      SOLE      N/A      14,021
NEUROCHEM INC                    COM       64125K101     405     21,878    SH      SOLE      N/A      21,878
NUVELO INC                       COM NEW   67072M301   1,322     72,502    SH      SOLE      N/A      72,502
ONYX PHARMACEUTICALS INC         COM       683399109   1,379     79,762    SH      SOLE      N/A      79,762
RENOVIS INC                      COM       759885106   1,784    129,658    SH      SOLE      N/A     129,658
SPECTRUM PHARMACEUTICALS INC     COM       84763A108     590    112,551    SH      SOLE      N/A     112,551
TELIK INC                        COM       87959M109     600     33,714    SH      SOLE      N/A      33,714

                                        14            15,580

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         14
Form 13F Information Table Value Total:         15,580
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE